SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     __X__
     Pre-Effective Amendment No. _____
     Post-Effective Amendment No. 10    File No. 33-19446

                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 12

VANGUARD EQUITY INCOME FUND, INC.
(Exact Name of Registrant as Specified in Charter)

Vanguard Financial Center, P.O. Box 1100, Valley Forge, PA  19482
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code (610)669-6000

Raymond J. Klapinsky, Secretary
Vanguard Financial Center, P.O. Box 1100
Valley Forge, PA  19482
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  September 28, 1995

     It is proposed that this filing will become effective:
_x_  On September 28, 1995 pursuant to paragraph (b) of Rule 485.
------------------------------------------------------------------------
        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
------------------------------------------------------------------------

                         Proposed Maximum    Proposed Maximum
     Title of Securities Amount Being        Offering Price      Aggregate Offering  Amount of
     Being Registered    Registered          Per Unit            Prices              Registration Fee
     ------------------  ------------        ----------------    ------------------  ----------------
Shares of Common Stock
  $.001 par value
Vanguard Equity Income
 Fund,Inc.                12,926,439          $15.67(1)           $202,557,299        $100(2)

------------
(1)  Net asset value on September 25, 1995 adjusted to the nearest cent.

(2) (a) The calculation of the maximum offering price and registration fee is made pursuant to Rule 24e-2.
     (b) Total number of shares of Vanguard Equity Income Fund, Inc. (the "Fund") redeemed or repurchased during the previous fiscal year was 37,094,164.

     (c) During the current fiscal year 24,186,233 shares of the Fund were used for reduction pursuant to paragraph (c) of Rule 24f-2. No redeemed or repurchased securities were used for reduction pursuant to Rule 24e-2 in previous filings of Post-Effective Amendments during the current fiscal year.

     (d) The amount of redeemed or repurchased securities being used for such reduction in the amount being filed is 12,907,931 leaving 18,508 shares for purposes of calculating the registration fee.

                                  FACING SHEET

                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                         10th Post-Effective Amendment
             Securities of Open-End Management Investment Companies

A.   Exact name of Company as specified in Charter:
     VANGUARD EQUITY INCOME FUND, INC.

B.   Complete address of Company's principal executive offices:
     100 Vanguard Boulevard
     P.O. Box 1100
     Valley Forge, Pennsylvania  19482

C.   Name and complete address of agent for service:
     Raymond J. Klapinsky, Secretary
     Vanguard Financial Center
     P.O. Box 1100
     Valley Forge, PA  19482

D. Title and amount of securities being registered under this 10th Post-Effective Amendment:
     12,926,439 Shares of Common Stock of Vanguard Equity Income Fund, Inc., $.001 par value

E. Proposed aggregate maximum offering price to the public of the securities being registered calculated pursuant to Rule 475(c):
     $202,557,299

F.   Amount of filing fee.
     $100(1)

G.   Approximate date of proposed public offering:
     It is requested that this filing become effective on September 28, 1995 pursuant to paragraph (b) of Rule 485.

----------
(1) (a) The calculation of the maximum offering price and registration fee is made pursuant to Rule 24e-2.

     (b) Total number of shares of Vanguard Equity Income Fund, Inc. (the "Fund") redeemed or repurchased during the previous fiscal year was 37,094,164.

     (c) During the current fiscal year 24,186,233 shares of the Fund were used for reduction pursuant to paragraph (c) of Rule 24f-2. No redeemed or repurchased securities were used for reduction pursuant to Rule 24e-2 in previous filings of Post-Effective Amendments during the current fiscal year.

     (d) The amount of redeemed or repurchased securities being used for such reduction in the amount being filed is 12,907,931 shares, leaving 18,508 shares for purposes of calculating the registration fee.

                                   PARTS A-C

     Incorporated by reference to the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 9 to registrant's Registration Statement on Form N-1A, filed on January 4, 1995, all of which remain unchanged.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on this 27th day of September, 1995.

VANGUARD EQUITY INCOME FUND, INC.

By: (Raymond J. Klapinsky)
John C. Bogle*, Chairman and Chief Executive Officer
September 27, 1995

By: (Raymond J. Klapinsky)
John J. Brennan, President and Director
September 27, 1995

By: (Raymond J. Klapinsky)
Barbara B. Hauptfuhrer
September 27, 1995

By: (Raymond J. Klapinsky)
Bruce K. MacLaury, Director
September 27, 1995

By: (Raymond J. Klapinsky)
Burton G. Malkiel, Director
September 27, 1995

By: (Raymond J. Klapinsky)
John C. Sawhill, Director
September 27, 1995

By: (Raymond J. Klapinsky)
James O. Welch, Director
September 27, 1995

By: (Raymond J. Klapinsky)
J. Lawrence Wilson, Director
September 27, 1995

By: (Raymond J. Klapinsky)
Richard F. Hyland*, Treasurer and Principal Financial Officer and
Accounting Officer
September 27, 1995

*By Power of Attorney. See File Number 2-14336. January 23, 1990. Incorporated by Reference.